Investments (Details) - EBP, NGSP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Master trust percentage	1.00%	1.00%
Investment, fair value	$ 499,777	$ 487,290
Total assets	500,204	487,672
Net assets available for benefits	500,177	487,644
Interest	71
Investment manager fees	(48)
Total investment income	73,971
Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	36,953,901	33,060,233
Investment, contract value	3,052,155	3,161,481
Dividends, interest, taxes and other receivables	213	284
Total assets	40,006,269	36,221,998
Due to broker for securities purchased and other payables	4,516	2,796
Collateral held under securities lending agreements	200,064	693,505
Total liabilities	204,580	696,301
Net assets available for benefits	39,801,689	35,525,697
Net appreciation in value of investments	5,867,005
Interest	95,113
Dividends	65,793
Other income	2,255
Investment manager fees	(3,597)
Total investment income	6,026,569
Master Trust Balances | Cash equivalents and short-term investment fund
EBP, Master Trust [Line Items]
Investment, fair value	78,177	93,059
Master Trust Balances | U.S. equities
EBP, Master Trust [Line Items]
Investment, fair value	4,048,009	3,594,037
Master Trust Balances | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, fair value	32,627,651	28,679,632
Master Trust Balances | Collateral held under securities lending agreements
EBP, Master Trust [Line Items]
Investment, fair value	200,064	693,505
Master Trust Balances | Synthetic guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment, contract value	3,052,155	3,161,481
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	454,901	444,478
Investment, contract value	46,984	48,669
Dividends, interest, taxes and other receivables	3	3
Total assets	501,888	493,150
Due to broker for securities purchased and other payables	67	50
Collateral held under securities lending agreements	2,129	7,919
Total liabilities	2,196	7,969
Net assets available for benefits	499,692	485,181
Plan's Interest in Master Trust Balances | Cash equivalents and short-term investment fund
EBP, Master Trust [Line Items]
Investment, fair value	1,176	1,379
Plan's Interest in Master Trust Balances | U.S. equities
EBP, Master Trust [Line Items]
Investment, fair value	17,388	17,911
Plan's Interest in Master Trust Balances | Common/collective trust funds
EBP, Master Trust [Line Items]
Investment, fair value	434,208	417,269
Plan's Interest in Master Trust Balances | Collateral held under securities lending agreements
EBP, Master Trust [Line Items]
Investment, fair value	2,129	7,919
Plan's Interest in Master Trust Balances | Synthetic guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment, contract value	$ 46,984	$ 48,669